Employee Benefit Plans (Obligations and Funded Status) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Benefits U.S. Plans [Member]
Change in benefit obligations:
Benefit obligations at January 1,	$ 8,591	$ 9,480
Service costs	200	236	224
Interest costs	437	389	406
Plan participants’ contributions	0	0
Net actuarial (gains) losses	1,551	(1,050)
Acquisition, divestitures, settlements and curtailments	(13)	0
Change in benefits	(4)	0
Benefits paid	(500)	(464)
Effect of foreign currency translation	0	0
Benefit obligations at December 31,	10,262	8,591	9,480
Change in plan assets
Fair value of plan assets at January 1,	7,776	7,879
Actual return on plan assets	1,084	(22)
Acquisition, divestitures and settlements	0	0
Plan participants’ contributions	0	0
Employer contributions	390	383
Benefits paid	(500)	(464)
Effect of foreign currency translation	0	0
Fair value of plan assets at December 31,	8,750	7,776	7,879
Over (under) funded status at December 31,	(1,512)	(815)
Amounts recognized in the consolidated balance sheets
Other assets	0	223
Other liabilities	(1,512)	(1,038)
Net amount recognized	(1,512)	(815)
Accumulated other comprehensive (income) loss:
Net actuarial (gains) losses	3,034	2,274
Prior service costs (credit)	(2)	18
Accumulated other comprehensive (income) loss, before income tax	3,032	2,292
Accumulated benefit obligation	9,729	8,104
Pension Benefits Non-U.S. Plans [Member]
Change in benefit obligations:
Benefit obligations at January 1,	744	823
Service costs	62	67	75
Interest costs	19	14	17
Plan participants’ contributions	0	0
Net actuarial (gains) losses	56	34
Acquisition, divestitures, settlements and curtailments	(5)	(19)
Change in benefits	0	0
Benefits paid	(36)	(41)
Effect of foreign currency translation	(101)	(134)
Benefit obligations at December 31,	739	744	823
Change in plan assets
Fair value of plan assets at January 1,	248	224
Actual return on plan assets	24	34
Acquisition, divestitures and settlements	(10)	(19)
Plan participants’ contributions	0	0
Employer contributions	60	83
Benefits paid	(36)	(41)
Effect of foreign currency translation	(33)	(33)
Fair value of plan assets at December 31,	253	248	224
Over (under) funded status at December 31,	(486)	(496)
Amounts recognized in the consolidated balance sheets
Other assets	7	7
Other liabilities	(493)	(503)
Net amount recognized	(486)	(496)
Accumulated other comprehensive (income) loss:
Net actuarial (gains) losses	59	28
Prior service costs (credit)	1	2
Accumulated other comprehensive (income) loss, before income tax	60	30
Accumulated benefit obligation	626	636
Other Postretirement Benefits U.S. Plans [Member]
Change in benefit obligations:
Benefit obligations at January 1,	1,834	2,375
Service costs	14	20	21
Interest costs	92	92	103
Plan participants’ contributions	30	30
Net actuarial (gains) losses	264	(551)
Acquisition, divestitures, settlements and curtailments	(6)	0
Change in benefits	(9)	0
Benefits paid	(109)	(132)
Effect of foreign currency translation	0	0
Benefit obligations at December 31,	2,110	1,834	2,375
Change in plan assets
Fair value of plan assets at January 1,	1,352	1,320
Actual return on plan assets	112	58
Acquisition, divestitures and settlements	0	0
Plan participants’ contributions	30	30
Employer contributions	41	76
Benefits paid	(109)	(132)
Effect of foreign currency translation	0	0
Fair value of plan assets at December 31,	1,426	1,352	1,320
Over (under) funded status at December 31,	(684)	(482)
Amounts recognized in the consolidated balance sheets
Other assets	0	0
Other liabilities	(684)	(482)
Net amount recognized	(684)	(482)
Accumulated other comprehensive (income) loss:
Net actuarial (gains) losses	422	211
Prior service costs (credit)	(11)	1
Accumulated other comprehensive (income) loss, before income tax	411	212
Other Postretirement Benefits Non-U.S. Plans [Member]
Change in benefit obligations:
Benefit obligations at January 1,	41	43
Service costs	2	2	1
Interest costs	2	2	2
Plan participants’ contributions	0	0
Net actuarial (gains) losses	0	(1)
Acquisition, divestitures, settlements and curtailments	1	(3)
Change in benefits	0	0
Benefits paid	(7)	(2)
Effect of foreign currency translation	(4)	0
Benefit obligations at December 31,	35	41	43
Change in plan assets
Fair value of plan assets at January 1,	14	15
Actual return on plan assets	0	(1)
Acquisition, divestitures and settlements	0	(3)
Plan participants’ contributions	0	0
Employer contributions	3	5
Benefits paid	(7)	(2)
Effect of foreign currency translation	0	0
Fair value of plan assets at December 31,	10	14	15
Over (under) funded status at December 31,	(25)	(27)
Amounts recognized in the consolidated balance sheets
Other assets	1	0
Other liabilities	(26)	(27)
Net amount recognized	(25)	(27)
Accumulated other comprehensive (income) loss:
Net actuarial (gains) losses	3	2
Prior service costs (credit)	1	1
Accumulated other comprehensive (income) loss, before income tax	$ 4	$ 3